INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE K - INCOME TAXES

The approximate amount of significant components of the provision for income taxes for the years ended December 31, 2016 and 2015 are as follows:

	December 31, 2016	December 31, 2015
Dollars in thousands
Current tax provision (benefit)	$34	$20
Deferred tax provision	843	1,144
Provision for income tax before adjustment to deferred tax asset valuation allowance	877	1,164
Increase (decrease) in valuation allowance	—	—
Net provision (benefit) for income taxes	$877	$1,164

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:

	December 31, 2016	December 31, 2015
Dollars in thousands
Tax computed at the statutory rate	$754	$755
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	128	162
Adjustment to deferred tax asset valuation allowance	—	—
Other permanent differences	(5)	247
Provision (benefit) for income taxes	$877	$1,164

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31, 2016 and 2015 are as follows:

	December 31, 2016	December 31, 2015
Dollars in thousands
Deferred tax assets relating to:
Allowance for loan losses	$628	$650
Stock options	23	26
Amortization of intangibles	7	13
Foreclosed asset basis differences	207	359
Unrealized loss on AFS securities	148	127
SERP liability	795	861
Nonaccrual loan interest	156	124
Net operating/economic loss carryforwards	1,984	2,538
Other	217	277
Total deferred tax assets	4,165	4,975
Less valuation allowance	—	—
Net deferred tax assets	$4,165	$4,975

Deferred tax liabilities relating to:
Prepaid expenses	$(124)	$(113)
Fixed assets	(444)	(437)
Fair value acquisition adjustments, net	(291)	(335)
Total deferred tax liabilities	(859)	(885)
Net recorded deferred tax asset	$3,306	$4,090

The Company had income tax expense of $877,000 and $1,164,000 in 2016 and 2015, respectively. The Company evaluated the realization of the remaining gross deferred tax asset of $4.1 million and determined that it was more likely than not that the Company could recognize that asset in the future.

As of December 31, 2016, the Company had a total Net Operating Loss (NOL) carryforward of $5,154,000. The NOL originated in 2009 and can be carried forward for 20 years. It will begin expiring in 2029. As of December 31, 2016, the Bank had a total Net Economic Loss (NEL) carryforward of $7,101,000. The NEL originated in 2009 and can be carried forward for 15 years. It will begin expiring in 2024.